Related Party Transactions - Key Management Compensation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries, allowances and other benefits	¥ 13,042	¥ 13,385	¥ 11,779
Contribution to retirement benefit scheme	1,796	1,781	1,645
Key management compensation	¥ 14,838	¥ 15,166	¥ 13,424